Details of Significant Accounts - Share-based payment, share incentive plan - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 25, 2022	Dec. 31, 2021	Dec. 13, 2021
Share-based payment arrangements
Number of perfect common share that each stock option holder is entitled (in shares)				1
Share Incentive Plan
Share-based payment arrangements
Number of stock options authorized under the plan (in shares)					30,000,000
Number of perfect common share that each stock option holder is entitled (in shares)			1		1
Exercise prices of stock options (in USD per share)		$ 3.95
Maximum aggregate number of the Ordinary Shares that may be issued upon exercise of all options to be granted under the plan (in shares)	5,311,000
Weighted-average remaining contractual period		4 years 21 days
Share Incentive Plan | Minimum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 2.43
Weighted-average remaining contractual period	3 years 21 days
Share Incentive Plan | Maximum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 7.20
Weighted-average remaining contractual period	4 years 10 months 2 days
Share Incentive Plan | Prior to the recapitalization
Share-based payment arrangements
Exercise prices of stock options (in USD per share)		$ 0.7
Share Incentive Plan | After the recapitalization
Share-based payment arrangements
Number of perfect common share that each stock option holder is entitled (in shares)			1	5.65